SUBSEQUENT EVENTS (Details Narrative) - Cayson Acquisition Corp [Member] - HKD ($)	Mar. 18, 2026	Mar. 23, 2027	Feb. 19, 2026	Feb. 18, 2026	Dec. 17, 2025	Sep. 17, 2025
Subsequent Event [Line Items]
Continental deposited in Trust Account					$ 600,000	$ 600,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Net tangible assets	$ 5,000,001
Continental deposited in Trust Account		$ 125,000	$ 125,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	2,541,908
Share Price	$ 10.83
Stock Issued During Period, Value, Stock Options Exercised	$ 27,536,646
Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount				$ 750,000
Loaned amount				$ 125,000